Annual Total Returns (Vanguard High Dividend Yield Index Fund - ETF Shares ETF) (Vanguard High Dividend Yield Index Fund, Vanguard High Dividend Yield Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2013
Vanguard High Dividend Yield Index Fund | Vanguard High Dividend Yield Index Fund - ETF Shares
Annual Total Return
2013	30.26%
2012	12.68%
2011	10.50%
2010	14.17%
2009	17.63%
2008	(32.37%)
2007	1.68%